S-K 1602(c) Dilution	Sep. 05, 2025 USD ($) $ / shares shares
Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	2.75
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 7.25
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (42,946)
Net Tangible Book Value Amount of Dilution	50,640
Net Tangible Book Value Adjusted	$ 144,924,494
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	5,750,000
Over-allotment Option Not Exercised [Member] | Shareholder Redemptions [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	20,000,000
Over-allotment Option Not Exercised [Member] | Public Offering And Private Placement Shares Offered [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ 151,105,000
Over-allotment Option Not Exercised [Member] | Offering Costs Accrued Or Paid In Advance [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	(6,000,000)
Over-allotment Option Not Exercised [Member] | Over Allotment Liability [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (188,200)
Over-allotment Option Not Exercised [Member] | Ordinary Shares Forfeited [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	(750,000)
Over-allotment Option Not Exercised [Member] | Ordinary Offered And Sale Of Private Placement Warrants [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	15,000,000
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	9.82
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 0.18
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (42,946)
Net Tangible Book Value Amount of Dilution	50,640
Net Tangible Book Value Adjusted	$ 924,494
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	5,750,000
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(15,000,000)
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	5,000,000
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Underwriting Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (150,000,000)
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Public Offering And Private Placement Shares Offered [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	151,105,000
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Over Allotment Liability [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (188,200)
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Forfeited [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	(750,000)
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Offered And Sale Of Private Placement Warrants [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	15,000,000
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	4.17
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 5.83
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (42,946)
Net Tangible Book Value Amount of Dilution	50,640
Net Tangible Book Value Adjusted	$ 72,924,494
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	5,750,000
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(7,500,000)
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	12,500,000
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Underwriting Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (75,000,000)
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Public Offering And Private Placement Shares Offered [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	151,105,000
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	(3,000,000)
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Over Allotment Liability [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (188,200)
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Forfeited [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	(750,000)
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Offered And Sale Of Private Placement Warrants [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	15,000,000
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	5.78
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 4.22
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (42,946)
Net Tangible Book Value Amount of Dilution	50,640
Net Tangible Book Value Adjusted	$ 36,924,494
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	5,750,000
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(11,250,000)
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	8,750,000
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Underwriting Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (112,500,000)
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Public Offering And Private Placement Shares Offered [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	151,105,000
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	(1,500,000)
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Over Allotment Liability [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (188,200)
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Forfeited [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	(750,000)
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Offered And Sale Of Private Placement Warrants [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	15,000,000
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	3.3
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 6.7
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (42,946)
Net Tangible Book Value Amount of Dilution	50,640
Net Tangible Book Value Adjusted	$ 108,924,494
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	5,750,000
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(3,750,000)
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	16,250,000
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Underwriting Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (37,500,000)
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Public Offering And Private Placement Shares Offered [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	151,105,000
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	(4,500,000)
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Over Allotment Liability [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (188,200)
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Forfeited [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	(750,000)
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Offered And Sale Of Private Placement Warrants [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	15,000,000
Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	2.75
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 7.25
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (42,946)
Net Tangible Book Value Amount of Dilution	50,640
Net Tangible Book Value Adjusted	$ 166,712,694
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	5,750,000
Over-allotment Option Exercised [Member] | Shareholder Redemptions [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	23,000,000
Over-allotment Option Exercised [Member] | Public Offering And Private Placement Shares Offered [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ 173,605,000
Over-allotment Option Exercised [Member] | Offering Costs Accrued Or Paid In Advance [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (6,900,000)
Over-allotment Option Exercised [Member] | Ordinary Offered And Sale Of Private Placement Warrants [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	17,250,000
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	9.81
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 0.19
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (42,946)
Net Tangible Book Value Amount of Dilution	50,640
Net Tangible Book Value Adjusted	$ 1,112,694
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	5,750,000
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(17,250,000)
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	5,750,000
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Underwriting Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (172,500,000)
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Public Offering And Private Placement Shares Offered [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ 173,605,000
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Offered And Sale Of Private Placement Warrants [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	17,250,000
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	4.16
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 5.84
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (42,946)
Net Tangible Book Value Amount of Dilution	50,640
Net Tangible Book Value Adjusted	$ 83,912,694
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	5,750,000
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(8,625,000)
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	14,375,000
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Underwriting Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (86,250,000)
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Public Offering And Private Placement Shares Offered [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	173,605,000
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (3,450,000)
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Offered And Sale Of Private Placement Warrants [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	17,250,000
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	5.78
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 4.22
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (42,946)
Net Tangible Book Value Amount of Dilution	50,640
Net Tangible Book Value Adjusted	$ 42,512,694
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	5,750,000
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(12,937,500)
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	10,062,500
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Underwriting Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (129,375,000)
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Public Offering And Private Placement Shares Offered [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	173,605,000
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (1,725,000)
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Offered And Sale Of Private Placement Warrants [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	17,250,000
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	3.29
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 6.71
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (42,946)
Net Tangible Book Value Amount of Dilution	50,640
Net Tangible Book Value Adjusted	$ 125,312,694
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	5,750,000
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(4,312,500)
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	18,687,500
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Underwriting Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (43,125,000)
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Public Offering And Private Placement Shares Offered [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	173,605,000
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (5,175,000)
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Offered And Sale Of Private Placement Warrants [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	17,250,000